REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET - Summary of Revenue, Remaining Performance Obligation (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	¥ 191,780	$ 27,425
Within One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	123,817	17,706
More Than One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	¥ 67,963	$ 9,719